Interest-bearing loans and borrowings - Schedule of Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	$ 10,295	$ 7,413	$ 7,712
Convertible debt and accrued interest	19,723	17,063	16,338
Non-current portion of other non-current borrowings	11,811	0	0
Borrowings, Excluding Government Loans And Research Project Financing
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	11,118	7,413	7,712
Total non-current portion	31,534	17,063	16,338
Venture debt
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	823	0	0
Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	10,295	7,413	7,712
Convertible debt and accrued interest
Disclosure of detailed information about borrowings [line items]
Convertible debt and accrued interest	$ 19,723	$ 17,063	$ 16,338